Financial instruments risk management objectives and policies - Summary Of Maturity Analysis For Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial liabilities [line items]
Interest-bearing loans and borrowings	€ 873,267	€ 615,248
Trade payables	72,966	104,217
Other payables	100,889	712,234
Accrued expenses	72,897	88,457
Stock compensation liability	12,261
Other current liabilities	18,865	16,255
Other non-current liabilities	32,643	33,224
Derivatives financial liabilities	1,081	842
Total	1,184,869	1,570,477
within 1 year [member]
Disclosure of maturity analysis for financial liabilities [line items]
Interest-bearing loans and borrowings	221,650	43,837
Trade payables	(82,597)	101,228
Other payables	100,889	711,282
Accrued expenses	69,846	83,516
Stock compensation liability	327
Other current liabilities	(18,865)	16,255
Derivatives financial liabilities	1,081	842
Total	485,624	956,960
Later than 1 year and not later than 5 years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Interest-bearing loans and borrowings	418,752	571,081
Trade payables		443
Other payables		952
Accrued expenses	3,051	4,941
Stock compensation liability	11,934
Other non-current liabilities	32,643	33,224
Total	466,380	610,641
>5 years [member]
Disclosure of maturity analysis for financial liabilities [line items]
Interest-bearing loans and borrowings	232,865	330
Trade payables		2,546
Total	€ 232,865	€ 2,876